Post-Employment Benefits - Reconciliation of the plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	€ 193	€ 126
Employer contributions	74	25
Administration expenses	5	3
Return on asset excl. interest income	71
Currency effects	10
Net defined liability at December 31	84	193
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	240	178
Employer contributions	74	25
Employee contributions	74	25
Benefits paid	(250)	14
Administration expenses	(5)	(3)
Return on asset excl. interest income	(71)	0
Interest income	0	1
Currency effects	9
Net defined liability at December 31	€ 71	€ 240